EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13 • EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2012, 2011 and 2010:
	For Years Ended April 30,
	(in thousands, except per share data)
	2012	2011	2010
NUMERATOR
Income from continuing operations – Investors Real Estate Trust	$8,255	$4,181	$5,087
(Loss) income from discontinued operations – Investors Real Estate Trust	(43)	15,901	(1,086)
Net income attributable to Investors Real Estate Trust	8,212	20,082	4,001
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
Numerator for basic earnings per share – net income available to common shareholders	5,840	17,710	1,629
Noncontrolling interests – Operating Partnership	1,359	4,449	562
Numerator for diluted earnings per share	$7,199	$22,159	$2,191
DENOMINATOR
Denominator for basic earnings per share weighted average shares	83,557	78,628	69,093
Effect of convertible operating partnership units	19,875	20,154	20,825
Denominator for diluted earnings per share	103,432	98,782	89,918
Earnings per common share from continuing operations – Investors Real Estate Trust – basic and diluted	$.07	$.02	$.04
Earnings (loss) per common share from discontinued operations – Investors Real Estate Trust – basic and diluted	.00	.20	(.01)
NET INCOME PER COMMON SHARE – BASIC & DILUTED	$.07	$.22	$.03